Direct Financing Lease (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Direct Financing Lease (Details) [Line Items]
Incremental revenue		$ 26,000	$ 56,800	$ 63,400
Equipment under capital lease		748,000	748,000
Aggregate minimum future lease payments		1,422,000	1,422,000
Unearned income		$ 474,000	$ 474,000
Cash Collection and Services [Member]
Direct Financing Lease (Details) [Line Items]
Lease contract term	10 years	10 years
Lease monthly rental	$ 11,900	$ 11,900
Purchase price at the end of lease term (in dollars per unit) (in Dollars per share)	$ 40	$ 40
Receive monthly payments	$ 11,856	$ 11,856
Lease rent expense	142,272	142,272
Estimated executory costs	$ 1,677	$ 1,677